Note 1 - The Company and Summary of Significant Accounting Policies, Warranty Reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Warranty Reserve [Abstract]
Warranty reserve	$ 280	$ 303
Warranties accrued during the fiscal year	60	230
Warranties settled during the fiscal year	(110)	(253)
Warranty reserve	$ 230	$ 280